SUMMARY OF OUTSTANDING PROMISSORY NOTES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount	$ 1,400,750	$ 1,455,750	$ 2,250,000
Carrying amount	1,309,241	1,252,373	1,846,583
Amortization of discounts	(74,886)	(24,909)
Convertible promissory notes payable	1,234,355	1,277,282	2,030,550
Amortization of discounts	$ 74,886	$ 24,909
Convertible Note - Talos Victory [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount			250,000
Carrying amount			201,536
Convertible Note-Mast Hill [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 725,000	$ 740,000	750,000
Carrying amount	$ 679,402	$ 635,535	612,265
Convertible Note-First Fire [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 156,250	$ 181,250	250,000
Carrying amount	$ 146,654	$ 156,594	200,129
Convertible Note-LGH [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 202,500	$ 207,500	250,000
Carrying amount	$ 199,438	$ 188,987	209,274
Convertible Note -Fourth Man [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%	8.00%
Principal amount	$ 152,000	$ 157,000	250,000
Carrying amount	$ 137,882	128,703	199,220
Convertible Note Jefferson Street [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%
Principal amount	$ 165,000	170,000
Carrying amount	145,865	$ 142,554
Convertible Note -Blue Lake [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%
Principal amount			250,000
Carrying amount			199,011
Convertible Note-Jeffery Street [Member]
Short-Term Debt [Line Items]
Interest rate		8.00%
Principal amount		$ 170,000	250,000
Carrying amount		$ 142,554	$ 199,011